Segment and revenue analysis (Details) - Schedule of geographic region - Geographic region [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Total revenue	$ 51,450,247	$ 19,004,301	$ 109,060,066
Mainland China [Member]
Revenue
Total revenue	51,432,545	18,962,130	95,373,150
United States of America [Member]
Revenue
Total revenue		9,338	1,407,546
Hong Kong [Member]
Revenue
Total revenue			1,673,300
Other Foreign Countries [Member]
Revenue
Total revenue	$ 17,702	$ 32,833	$ 10,606,070